Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes Tables [Abstract]
Schedule of provision for income taxes

The major components of provision for income taxes are as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Current tax expense	19	76	133
Deferred tax recovery	(419)	(412)	(365)
Income tax recovery	(400)	(336)	(232)

Schedule of statutory income tax rates

The reconciliation of the provision for income taxes to the amount of income taxes calculated using statutory income tax rates applicable to the Company in Canada is as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2021 – 27%, 2020 – 27%)	(4,938)	(44,832)	(9,029)
Change in recognized taxable temporary differences	(1,297)	—	—
Change in unrecognized deductible temporary differences and unused tax losses	4,680	33,554	6,538
Impact of rate differences between jurisdictions	293	—	—
Permanent differences and other	862	10,942	2,259
Income tax recovery	(400)	(336)	(232)

Schedule of deferred tax assets	The Company’s deferred tax assets are as follows:

	As at
	December 31, 2023	December 31, 2022
Non-capital losses	6,142	6,728
Property and equipment	—	—
Intangible assets	—	—
Total	6,142	6,728

Schedule of deferred tax liabilities

The Company’s deferred tax liabilities are as follows:

	As at
	December 31, 2023	December 31, 2022
Intangible assets	6,656	7,492
Right-of-use assets	512	708
Property and equipment	—	9
Digital assets and derivatives	—	—
Equity investments	—	—
Deferred cost	—	—
	7,168	8,209

Deductible temporary differences deferred tax assets

The Company has deductible temporary differences for which no deferred tax assets are recognized as follows:

	As at
	December 31, 2023	December 31, 2022
Unused tax losses	237,115	235,546
Property and equipment	5,778	5,225
Lease liability	2,709	3,280
Equity investments	7,587	7,523
Intangible assets	31,934	30,341
Investment accounted for using the equity method	78,005	79,109
Debentures	5,595	2,185
Financing costs	1,720	2,643
Research and development expenditures	3,006	3,406
Investment in subsidiaries	3,742	3,395
Capital losses	6,511	—
Other	34	419
	383,736	373,072

Schedule of non capital losses expire

The Company’s non-capital losses expire as follows:

	As at
	December 31, 2023	December 31, 2022
Expires 2024	335	549
Expires 2025	426	777
Expires 2026	829	1,822
Expires 2027	719	4,419
Expires 2028	480	4,068
Expires 2029	2,732	7,615
Expires 2030	3,120	5,816
Expires 2031	3,439	3,519
Expires 2032	6,432	6,441
Expires 2033	10,297	10,311
Expires 2034	10,264	10,268
Expires 2035	15,609	15,641
Expires 2036	28,528	29,378
Expires 2037	31,963	32,384
Expires 2038	31,264	33,159
Expires 2039	25,580	26,914
Expires 2040	13,708	15,738
Expires 2041	20,816	22,575
Expires 2042	32,773	30,291
Expires 2043	21,823	—
	261,137	261,685